Document and Entity Information	Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	ADTRAN INC
Amendment Flag	false
Entity Central Index Key	0000926282
Document Type	8-K
Document Period End Date	Jun. 30, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-24612
Entity Tax Identification Number	63-0918200
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	(256)
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false